AQR Trend Total Return Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AQR Trend Total Return Fund | I
Prospectus [Line Items]
Annual Return [Percent]	23.26%	34.73%	23.56%	15.46%